Pensions and other post-retirement benefit obligations (Tables)	6 Months Ended
Sep. 30, 2023
Employee Benefits [Abstract]
Schedule of defined benefit plan recognised in balance sheet

	30 September 2023	31 March 2023
	£m	£m
Present value of funded obligations	(17,502)	(18,934)
Fair value of plan assets	19,570	21,246
	2,068	2,312
Present value of unfunded obligations	(264)	(292)
Other post-employment liabilities	(67)	(69)
Net defined benefit asset	1,737	1,951
Presented in consolidated statement of financial position:
Assets	2,352	2,645
Liabilities	(615)	(694)
	1,737	1,951

Schedule of key actuarial assumptions

Key actuarial assumptions	30 September 2023	31 March 2023
Discount rate – UK past service	5.55%	4.80%
Discount rate – US	5.70%	4.85%
Rate of increase in RPI – UK past service	3.19%	3.17%